Exchange rates -Summary of Foreign Exchange Rate (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sterling
Disclosure of exchange rates [line items]
Average	0.76	0.78	0.80
Closing	0.74	0.80	0.78
Euro
Disclosure of exchange rates [line items]
Average	0.89	0.92	0.92
Closing	0.85	0.96	0.90